FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Capital management (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Capital management
Changes made in the objectives, policies or processes for managing capital	No	No	No
Loans and Borrowing	¥ 136,230	¥ 150,060	¥ 143,751
Lease liability	7,319	8,487	0
Total Equity	433,930	448,226	419,910	$ 66,502	¥ 381,353	¥ 382,571
Total capital	¥ 577,479	¥ 606,773	¥ 563,661
Gearing ratio	24.90%	26.10%	25.50%	24.90%